Goodwill and Intangible Assets	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

Note 6 – Goodwill and Intangible Assets

A summary of the changes in the balance of goodwill by segment is as follows:

	EEG iGaming	EEG Games	Total

Goodwill, balance as of June 30, 2022	19,660,481	2,614,832	22,275,313
Impairment charges	(14,500,000)	(1,635,000)	(16,135,000)
Foreign currency translation	443,801	-	443,801
Goodwill, balance as of December 31, 2022	$5,604,282	$979,832	$6,584,114

During the three months ended December 31, 2022, the Company concluded that goodwill impairment indicators existed considering that the EEG iGaming revenues had declined significantly from levels seen in the previous year and in the previous quarters. This and uncertainties caused by inflation and world stability were determined to be a triggering event and the long-lived assets of the Company were quantitatively tested for impairment.

The Company performed its interim impairment tests on its long-lived assets, including its definite-lived intangible assets using an undiscounted cash flow analysis to determine if the cash flows expected to be generated by the asset groups over the estimated remaining useful life of the primary assets were sufficient to recover the carrying value of the asset groups, which were determined to be at the business component level. Based on the circumstances described above as of December 31, 2022, the Company determined that all its asset groups we recoverable under the undiscounted cash flow recoverability test. There were no asset impairment charges for long-lived assets, including definite-lived intangible assets, for the three and six months ended December 31, 2022.

In accordance with ASC 350, for goodwill, the Company performed an interim goodwill impairment test, which compared the estimated fair value of each reporting unit to its respective carrying values. The estimated fair value of each reporting unit was derived primarily by utilizing a discounted cash flows analysis. The results of the interim impairment tests performed indicated that the carrying value of the iGaming and GGC reporting units exceeded their estimated fair values determined by the Company. Based on the results of the goodwill impairment testing procedures, the Company recognized goodwill impairments of $14,500,000 for the iGaming Malta reporting unit of the EEG iGaming segment, and goodwill of $1,635,000 for the GGC reporting unit, in the EEG Games segment, totaling $16,135,000 for the three and six months ended December 31, 2022 in asset impairment charges in the unaudited condensed consolidated statements of operations. There were no asset impairment charges for goodwill or long-lived assets, including definite-lived intangible assets, for the three and six months ended December 31, 2021.

The assumptions used in the cost and undiscounted and discounted cash flow analyses require significant judgment, including judgment about appropriate growth rates, and the amount and timing of expected future cash flows. The Company’s forecasted cash flows were based on the current assessment of the markets and were based on assumed growth rates expected as of the measurement date. The key assumptions used in the cash flows were revenue growth rates, operating expenses and gross margins and the discount rates in the discounted cash flows. The assumptions used consider the current early growth stage of the Company and the current investment levels projected. The industry markets are currently at volatile levels and future developments are difficult to predict. The Company believes that its procedures for estimating future cash flows for each reporting unit, asset group and intangible asset are reasonable and consistent with current market conditions as of the testing date. If the markets that impact the Company’s business continue to deteriorate, the Company could recognize further goodwill and long-lived asset impairment charges.

The table below reflects the adjusted gross carrying amounts for these intangible assets. The intangible amounts comprising the intangible asset balance are as follows:

	December 31, 2022			June 30, 2022
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Tradename	$5,949,595	$(893,348)	$5,056,247	$5,835,512	$(578,960)	$5,256,552
Developed technology and software	10,244,592	(3,061,301)	7,183,291	10,109,366	(1,935,018)	8,174,348
Gaming licenses	1,348,025	(1,129,676)	218,349	1,317,567	(774,760)	542,807
Player relationships	21,395,918	(7,013,592)	14,382,326	20,920,029	(4,757,813)	16,162,216
Internal-use software	225,847	(17,830)	208,017	225,086	(14,520)	210,566
Total	$39,163,977	$(12,115,745)	$27,048,230	$38,407,560	$(8,060,653)	$30,346,489

Amortization expense was $1,912,257 and $3,186,353 for the three months ended December 31, 2022 and 2021 and $3,752,562 and $6,291,691 for the six months ended December 31, 2022 and 2021, respectively. The amortization for EEG iGaming segment was $1,663,671 and $2,197,691, and for the EEG Games segment was $248,586 and $910,000, for the three months ended December 31, 2022 and 2021, respectively. The amortization for EEG iGaming segment was $3,255,411 and $4,471,691, and for the EEG Games segment was $497,151 and $1,820,000, for the six months ended December 31, 2022 and 2021, respectively.

The estimated future amortization related to definite-lived intangible assets is as follows:

Remainder of Fiscal 2023	$3,799,449
Fiscal 2024	7,123,766
Fiscal 2025	7,123,766
Fiscal 2026	5,982,199
Fiscal 2027	676,955
Thereafter	2,342,095
Total	$27,048,230

Note 7 – Goodwill and Intangible Assets

A reconciliation of goodwill and accumulated goodwill impairment losses, by reportable segment, is as follows:

		EEG iGaming	EEG Games	Total
Balance as of July 1, 2020
Goodwill, net (1)	(1)	$-	$-	$-
Goodwill acquired during the year		15,146,258	25,818,092	40,964,350
Effects of foreign currency exchange rates		(37,246)	10,266	(26,980)
Balance as of June 30, 2021
Goodwill, gross		15,109,012	25,828,358	40,937,370
Accumulated goodwill impairment charges		-	-	-
Goodwill, net		15,109,012	25,828,358	40,937,370
Goodwill acquired during the year		11,292,685	-	11,292,685
Effects of foreign currency exchange rates		(2,888,340)	(93,771)	(2,982,111)
Impairment charges		(3,852,876)	(23,119,755)	(26,972,631)
Balance as of June 30, 2022
Goodwill, gross		23,513,357	25,734,587	49,247,944
Accumulated goodwill impairment charges		(3,852,876)	(23,119,755)	(26,972,631)
Goodwill, net		$19,660,481	$2,614,832	$22,275,313

(1)	As of July 1, 2020 the Company had not yet acquired any goodwill.

During the third quarter, the Company concluded that goodwill impairment indicators existed based on the significant volatility in the Company’s stock price where the Company experienced a sustained reduction from the middle of the quarter through March 31, 2022 and subsequently. As of March 31, 2022, the Company determined that in-person attendance at its Helix and customer game centers was not expected to attain levels previously forecasted and that under the current liquidity and investment constraints is the Company was less likely to reach the previously forecasted revenue and profits for EGL and GGC. These factors and the continuing impacts of the COVID-19 pandemic, and uncertainties caused by inflation and world stability, resulted in the Company evaluating its goodwill and long-lived assets, including intangible assets, for impairment as of March 31, 2022. The Company tests its goodwill for impairment annually on April 1. There was no further impairment identified as of the annual testing date from that recognized as of March 31, 2022. In the three months ending June 30, 2022, while implementing cost saving initiatives, and with the continuing liquidity and investment restraints and further reduction in the Company’s already deflated stock price, the Company again concluded that as of June 30, 2022, goodwill impairment indicators existed, and the Company evaluated its goodwill and long-lived assets, including intangible assets, for further impairment as of the end of the fiscal year.

The Company performed its interim impairment tests on its long-lived assets, including its definite-lived intangible assets using an undiscounted cash flow analysis to determine if the cash flows expected to be generated by the asset groups over the estimated remaining useful life of the primary assets were sufficient to recover the carrying value of the asset groups, which were determined to be at the business component level. Based on the circumstances described above as of March 31, 2022, the Company determined its EGL, Helix, and GGC asset groups failed the undiscounted cash flow recoverability test and as of June 30, 2022 the Argyll asset group failed the undiscounted cash flow recoverability test. Accordingly, the Company estimated the fair value of its individual long-lived assets to determine if any asset impairment charges were present. The Company’s estimation of the fair value of the definite-lived intangible assets included the use of discounted cash flow and cost analyses, reflecting estimates of future revenues, royalty rates, cash flows, discount rates, development costs and obsolescence. Based on these analyses, the Company concluded the fair values of certain intangible assets were lower than their current carrying values, and recognized impairment totaling $3,644,048 and $12,100,997 for the Argyll, EGL, GGC and Helix tradenames and developed technology and software, respectively, $1,675,580 for the Argyll and EGL player relationships, and $35,519 for the Argyll gaming licenses, totaling $17,456,144 for the year ended June 30, 2022 in asset impairment charges in the consolidated statements of operations.

In accordance with ASC 350, for goodwill, after considering the asset impairment charges to the asset groups, the Company performed its interim and annual goodwill impairment tests, which compared the estimated fair value of each reporting unit to its respective carrying values. The estimated fair value of each reporting unit was derived primarily by utilizing a discounted cash flows analysis. The results of the impairment tests performed indicated that the carrying value of the EGL, GGC and Helix reporting units exceeded their estimated fair values determined by the Company. Based on the results of the goodwill impairment testing procedures, the Company recognized impairments of goodwill of $1,895,164 for the EGL reporting unit, $8,831,000 for the GGC reporting unit, and $12,393,591 for the Helix reporting unit, for a total of $23,119,755 for the EEG Games segment, and $3,852,876 for the iGaming Argyll (UK) reporting unit of the EEG iGaming segment, totaling $26,972,631 for the year ended June 30, 2022 in asset impairment charges in the consolidated statements of operations. As of June 30, 2022, the Company determined there was no impairment related to the remaining $19,660,481 of goodwill in the iGaming Malta reporting unit and EEG iGaming segment and $2,614,832 of goodwill in the GGC reporting unit and EEG Games segment.

The assumptions used in the cost and undiscounted and discounted cash flow analyses require significant judgment, including judgment about appropriate growth rates, and the amount and timing of expected future cash flows. The Company’s forecasted cash flows were based on the current assessment of the markets and were based on assumed growth rates expected as of the measurement date. The key assumptions used in the cash flows were revenue growth rates, operating expenses and gross margins and the discount rates in the discounted cash flows. The assumptions used consider the current early growth stage of the Company and the emergence from a period impacted by COVID-19. The industry markets are currently at volatile levels and future developments are difficult to predict. The Company believes that its procedures for estimating future cash flows for each reporting unit, asset group and intangible asset are reasonable and consistent with current market conditions as of the testing date. If the markets that impact the Company’s business continue to deteriorate, the Company could recognize further goodwill and long-lived asset impairment charges.

In total, as described in detail above, the Company recorded $44,428,775 of goodwill and definite-lived intangible asset impairment charges for the year ended June 30, 2022.

There were no asset impairment charges for goodwill or long-lived assets, including definite-lived intangible assets, for the year ended June 30, 2021.

The table below reflects the adjusted gross carrying amounts for these intangible assets. The intangible amounts comprising the intangible asset balance are as follows:

	June 30, 2022
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

Tradenames	$5,835,512	$(578,960)	$5,256,552
Developed technology and software	10,109,366	(1,935,018)	8,174,348
Gaming licenses	1,317,567	(774,760)	542,807
Player relationships	20,920,029	(4,757,813)	16,162,216
Internal-use software	225,086	(14,520)	210,566

Total	$38,407,560	$(8,060,653)	$30,346,489

	June 30, 2021
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

Tradename	$7,396,804	$(257,018)	$7,139,786
Developed technology and software	25,231,659	(1,242,605)	23,989,054
Gaming licenses	1,752,612	(573,876)	1,178,736
Player relationships	13,956,083	(1,253,135)	12,702,948
Internal-use software	777,171	(15,140)	762,031

Total	$49,114,329	$(3,341,774)	$45,772,555

Amortization expense was $11,872,117 and $3,304,872 for the years ended June 30, 2022 and 2021, respectively. The amortization for EEG iGaming segment was $8,544,593 and $2,782,446, EEG Games segment was $3,192,236 and $421,593 and for the Other segment was $135,288 and $100,833, for the years ended June 30, 2022 and 2021, respectively.

The estimated future amortization related to definite-lived intangible assets is as follows:

Fiscal 2023	$7,533,227
Fiscal 2024	6,990,001
Fiscal 2025	6,990,001
Fiscal 2026	5,870,261
Fiscal 2027	665,547
Thereafter	2,297,452
Total	$30,346,489